Long-Term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the principal balance net of any unamortized original issuance discount or premium. Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.

The aggregate carrying value of long-term debt was as follows (in millions):

	December 31,
	2022	2021
Long-Term Debt
Surplus notes	$408	$427
FHLBI bank loans	62	67
Total long-term debt	$470	$494
At December 31, 2022, the above borrowings were all due after five years.

Surplus Notes

Under Michigan insurance law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the Michigan Director of Insurance and only out of surplus earnings which the director determines to be available for such payments under Michigan insurance law.

On March 15, 1997, the Company issued 8.2% surplus notes in the principal amount of $250 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20 million, $20 million, and $21 million for the years ended December 31, 2022, 2021 and 2020, respectively.

In conjunction with a reserve financing transaction, Squire Re II issued a surplus note (the "Squire Surplus Note") to an affiliate. The Squire Surplus Note matures December 30, 2031 and bears interest at 4.4%, payable quarterly. Interest expense on the Squire Surplus Note was $6 million, $8 million, and $10 million for the years ended December 31, 2022, 2021 and 2020, respectively.

FHLB Loans

The Company received loans of $50 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight-line basis over the loan term. The weighted average interest rate on these loans was 1.7% and 0.1% for the years ended December 31, 2022 and 2021, respectively.
The outstanding balance on these loans was $62 million and $67 million at December 31, 2022 and 2021, respectively. At December 31, 2022 and 2021, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $96 million and $95 million, respectively.